Property and Equipment (Tables)	12 Months Ended
Jan. 31, 2022
Property and Equipment
Schedule of property and equipment

Property and equipment consists of the following (in thousands):

	Successor	Predecessor (SLH)
	January 31, 2022	January 31, 2021
Computer equipment	$4,035	$5,696
Furniture and fixtures	2,592	1,404
Leasehold improvements	3,889	2,740
Construction in progress	2,669	—
	13,185	9,840
Less accumulated depreciation and amortization	(1,710)	(2,131)
	$11,475	$7,709